Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment results
Segment results are evaluated on the basis of operating income, and the information given below is based on information used for internal management reporting.

In prior periods, the company reported a tender rigs segment, which related to services encompassing drilling, completion and maintenance of offshore production wells in Southeast Asia, West Africa and the Americas. In these periods, the Company had drilling contracts related to self-erecting tender rigs and semi-submersible tender rigs. Following the sale of the majority of the tender rig business to SapuraKencana, which closed on April 30, 2013, and further the deconsolidation of Seadrill Partners LLC ("Seadrill Partners") as of January 2, 2014, the Company no longer has any drilling contracts in the tender rig segment. Accordingly, the Company did not report this segment for the year ended December 31, 2014. The Company however provides rig management services to Seadrill Partners which are recognized within Other.

To more closely align the segment results with the information presented for internal management reporting, the company has separately disclosed rig management related revenues within Other. The Company has also amended its presentation of total assets and only allocates Drilling units and newbuildings to its reportable segments. Prior periods have been conformed to the current period presentation.

Revenues

(In US$ millions)	2014	2013	2012
Floaters	3,360	3,698	2,859
Jack-up rigs	1,478	1,175	861
Tender Rigs	—	382	758
Other	159	27	—
Total	4,997	5,282	4,478

Depreciation and amortization

(In US$ millions)	2014	2013	2012
Floaters	508	531	412
Jack-up rigs	185	163	146
Tender Rigs	—	17	57
Other	—	—	—
Total	693	711	615

Operating income – net income

(In US$ millions)	2014	2013	2012
Floaters	1,992	1,472	1,250
Jack-up Rigs	275	450	225
Tender Rigs	—	176	316
Other	12	—	—
Operating income	2,279	2,098	1,791
Unallocated items:
Total financial items and other	1,827	842	(354)
Income tax expense	(19)	(154)	(232)
Net income	4,087	2,786	1,205

Drilling Units and Newbuildings - Total assets

(In US$ millions)	2014	2013
Floaters	12,849	15,459
Jack-up Rigs	4,326	4,699
Tender Rigs	—	454
Total Drilling Units and Newbuildings	17,175	20,612
Assets held for sale	1,239	—
Investments in Associated companies	2,898	140
Marketable securities	751	1,082
Goodwill	604	1,200
Cash and restricted cash	1,280	1,062
Other assets	2,559	2,204
Total	26,506	26,300

Goodwill

(In US$ millions)	2014	2013
Floaters	604	890
Jack-up Rigs	—	281
Tender Rigs	—	29
Total	604	1,200

 Capital expenditures – fixed assets

(In US$ millions)	2014	2013	2012
Floaters	2,327	3,178	1,342
Jack-up Rigs	776	1,371	150
Tender Rigs	—	150	198
Total	3,103	4,699	1,690

Company's revenues and fixed assets by geographic area
Fixed assets – operating drilling units (1)

(In US$ millions)	2014	2013
Brazil	2,798	2,881
Norway	2,252	2,298
Angola	1,852	2,090
USA	1,382	2,718
Others *	6,861	7,206
Total	15,145	17,193

(1) The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

* Other countries represents countries in which we operate that individually had fixed assets representing less than 10 percent of total fixed assets for any of the periods presented.
Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the Company's revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	2014	2013	2012
Norway	1,071	1,198	815
Brazil	991	825	629
Angola	707	734	358
Others *	2,228	2,525	2,676
Total Revenue	4,997	5,282	4,478

* Other countries represents countries in which we operate that individually had revenues representing less than 10 percent of total revenues earned for any of the periods presented.

Schedules of Concentration of Risk, by Risk Factor
Major customers
In the years ended December 31, 2014, 2013 and 2012, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

(US$ millions)	2014	2013	2012
Petroleo Brasileiro S.A ("Petrobras")	20%	16%	15%
Total S.A Group ("Total")	13%	14%	14%
Statoil ASA ("Statoil")	13%	14%	9%
Exxon Mobil Corp ("Exxon")	10%	12%	11%
Royal Dutch Shell Group ("Shell")	2%	7%	10%

In the years ended December 31, 2014, 2013 and 2012, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

(US$ millions)	2014	2013	2012
Petroleo Brasileiro S.A ("Petrobras")	20%	16%	15%
Total S.A Group ("Total")	13%	14%	14%
Statoil ASA ("Statoil")	13%	14%	9%
Exxon Mobil Corp ("Exxon")	10%	12%	11%
Royal Dutch Shell Group ("Shell")	2%	7%	10%